Contingencies and Regulatory Matters (Details)				12 Months Ended	24 Months Ended
	Jan. 09, 2023 complaint	Feb. 07, 2022 complaint	Oct. 08, 2021 complaint	Dec. 31, 2023 plaintiff	Sep. 30, 2023 complaint
Contingencies and Regulatory Matters:
Number of plaintiffs | plaintiff				48
Number of petitions filed by parties | complaint	1	4	3		8